Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Statement of Income Captions [Line Items]
Net income for the period	R$ 1,807,466	R$ 5,011,953	R$ 6,119,457	R$ 11,360,131
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	16,548	(110,063)	29,075	(197,140)
Tax effect on the fair value of investments	212	(28)	823	655
Items with no subsequent effect on income (loss)	16,760	(110,091)	29,898	(196,485)
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	(29,085)	7,256	(132,481)	(105,804)
Realization of exchange variation on investments abroad		(15,636)		(15,636)
Items with subsequent effect on income (loss)	(29,085)	(8,380)	(132,481)	(121,440)
Total comprehensive income	1,795,141	4,893,482	6,016,874	11,042,206
Attributable to
Controlling shareholders’	1,788,236	4,886,224	6,003,382	11,027,530
Non-controlling interest	6,905	7,258	13,492	14,676
Lenzing Aktiengesellschaft (“Lenzing ”)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	R$ 17,172	R$ (110,147)	R$ 31,496	R$ (195,214)